--------------------------------------------------------------------------------

                                                             Table of Contents

          Portfolios of Investments ......................          2
          Statement of Assets and Liabilities ............         14
          Statement of Operations ........................         16
          Statements of Changes in Net Assets ............         18
          Financial Highlights ...........................         22
          Notes to Financial Statements ..................         26
















Forward Funds are distributed by Provident Distributors, Inc. For more complete information about Forward Funds, including obtaining a prospectus, please visit our Web site at www.forwardfunds.com or call 1-800-999-6809. Read it carefully before investing money.

--------------------------------------------------------------------------------
                                                                   June 30, 2000

--------------------------------------------------------------------------------

Hoover Small Cap Equity Fund
Portfolio of Investments (unaudited)

                                                                      VALUE
  SHARES                                                             (NOTE 2)
  ------                                                             --------
COMMON STOCKS - 96.99%

             AGRICULTURE - 1.07%
   33,000    Delta & Pine Land Co. ..............................    $   827,063
                                                                     -----------

             BASIC MATERIALS - 0.94%
   15,800    Cabot Microelectronics Corp. * .....................        722,850
                                                                     -----------

             CAPITAL GOODS AND CONSTRUCTION - 9.50%
   23,700    Applied Power, Inc., Class A .......................        793,950
   40,500    Florida Rock Industries, Inc. ......................      1,442,812
   25,400    Granite Construction, Inc. .........................        622,300
   49,600    Manitowoc Co., Inc. ................................      1,326,800
   35,000    Mobile Mini, Inc. * ................................        772,188
   30,800    Simpson Manufacturing Co., Inc. * ..................      1,472,625
   27,400    United Stationers, Inc. ............................        887,075
                                                                     -----------
                                                                       7,317,750
                                                                     -----------

             CONSUMER CYCLICAL - 9.57%
   30,400    AnnTaylor Stores Corp. * ...........................      1,007,000
   30,950    Cost Plus, Inc. * ..................................        887,878
   19,100    McClatchy Co., Class A .............................        632,687
   41,400    Nordstrom, Inc. ....................................        998,775
   69,900    Ross Stores, Inc. ..................................      1,192,669
   50,000    Sonic Automotive, Inc. * ...........................        534,375
   57,200    Steiner Leisure, Ltd. * ............................      1,294,150
   71,600    Topps Co., Inc. * ..................................        823,400
                                                                     -----------
                                                                       7,370,934
                                                                     -----------

             CONSUMER STAPLES - 7.22%
   30,600    ITT Educational Services, Inc. * ...................        537,412
   56,800    Rent-Way, Inc. * ...................................      1,657,850
   40,000    Sylvan Learning Systems, Inc. * ....................        550,000
   60,700    Taco Cabana, Inc., Class A * .......................        402,138
   29,700    Whole Foods Market, Inc. * .........................      1,226,981
   36,500    Williams-Sonoma, Inc. * ............................      1,183,969
                                                                     -----------
                                                                       5,558,350
                                                                     -----------

             ENERGY - 19.45%
   56,200    3TEC Energy Corp. * ................................        562,000
   16,800    Barrett Resources Corp. * ..........................        511,350
   29,800    Basin Exploration, Inc. * ..........................        532,675
   72,800    Brown (Tom), Inc. * ................................      1,678,950
  110,800    Comstock Resources, Inc. * .........................        886,400
   18,283    Devon Energy Corp. .................................      1,027,276
   22,000    EOG Resources, Inc. ................................        737,000
   47,300    Forest Oil Corp. * .................................        753,844
   24,400    Global Marine, Inc. * ..............................        687,775
   49,700    Grant Prideco, Inc. * ..............................      1,242,500
   16,100    Nabors Industries, Inc. * ..........................        669,156
   23,200    National-Oilwell, Inc. * ...........................        762,700
   21,000    Precision Drilling Corp. * .........................        811,125
   26,100    Spinnaker Exploration Co. * ........................        668,812
   26,500    UTI Energy Corp. * .................................      1,063,313
   74,503    Varco International, Inc. * ........................      1,732,195
   16,400    Weatherford International, Inc. * ..................        652,925
                                                                     -----------
                                                                      14,979,996
                                                                     -----------

             FINANCE - 8.63%
   28,200    City National Corp. ................................        979,950
   60,300    Fidelity National Financial, Inc. ..................      1,104,244
   16,500    Greater Bay Bancorp ................................        771,375
   15,400    Legg Mason, Inc. ...................................        770,000
   26,900    National Discount Brokers Group, Inc. * ............        857,437
   33,400    Silicon Valley Bancshares ..........................      1,423,675
   22,650    Waddell & Reed Financial, Inc., Class A ............        743,203
                                                                     -----------
                                                                       6,649,884
                                                                     -----------

             HEALTH CARE - 2.91%
   52,900    Acuson Corp. * .....................................        714,150
   65,300    Mid Atlantic Medical Services, Inc. * ..............        881,550
   16,500    Varian Medical Systems, Inc. .......................        645,562
                                                                     -----------
                                                                       2,241,262
                                                                     -----------

             TECHNOLOGY - 36.90%
   21,300    ACT Manufacturing, Inc. * ..........................        989,119
   23,300    Anixter International, Inc. * ......................        617,450
   48,200    Apex, Inc. * .......................................      2,108,750
   24,600    August Technology Corp. * ..........................        404,362
   15,450    Burr-Brown Corp. * .................................      1,339,322
   31,700    Credence Systems Corp. * ...........................      1,749,444
   39,300    Cypress Semiconductor Corp. * ......................      1,660,425
   18,500    Electro Scientific Industries, Inc. * ..............        814,578
   51,600    GaSonics International Corp. * .....................      2,034,975
   22,200    InFocus Corp. * ....................................        714,563
   29,100    Integrated Device Technology, Inc. * ...............      1,742,363
   13,200    Kulicke & Soffa Industries, Inc. * .................        783,750
   46,600    Mentor Graphics Corp. * ............................        926,175
   12,300    MKS Instruments, Inc. * ............................        481,238
   35,700    Pinnacle Systems, Inc. * ...........................        802,692
   15,300    Polycom, Inc. * ....................................      1,439,634
   12,300    RadiSys Corp. * ....................................        698,025
   20,900    Rainbow Technologies, Inc. * .......................      1,016,262
   10,800    Rudolph Technologies, Inc. * .......................        418,500
    9,500    Technitrol, Inc. ...................................        920,313
   11,800    Tektronix, Inc. * ..................................        873,200
   41,900    Titan Corp. * ......................................      1,875,025
   15,100    Varian, Inc. * .....................................        696,488
   28,700    Varian Semiconductor Equipment Associates, Inc. * ..      1,802,719
   20,700    Veeco Instruments, Inc. * ..........................      1,516,275
                                                                     -----------
                                                                      28,425,647
                                                                     -----------

             TRANSPORTATION - 0.80%
   96,500    RailAmerica, Inc. * ................................        615,187
                                                                     -----------
             TOTAL COMMON STOCKS ................................     74,708,923
             (Cost $58,469,280)                                      -----------

TOTAL INVESTMENTS - 96.99% ......................................     74,708,923
(Cost $58,469,280)                                                   -----------

NET OTHER ASSETS AND LIABILITIES - 3.01% ........................      2,316,966
                                                                     -----------

NET ASSETS - 100.00% ............................................    $77,025,889
                                                                     ===========
----------------------------------
Non-income producing security.

--------------------------------------------------------------------------------
June 30, 2000                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                            Hansberger International Growth Fund
                                            Portfolio of Investments (unaudited)

                                                                      VALUE
  SHARES                                                             (NOTE 2)
  ------                                                             --------
COMMON STOCKS - 89.40%

               AUSTRALIA - 1.13%
      6,000    News Corp., Ltd., ADR ............................    $   285,000
                                                                     -----------

               BELGIUM - 1.15%
      1,900    Dexia ............................................        290,244
                                                                     -----------

               BERMUDA - 0.94%
      5,000    Tyco International, Ltd. .........................        236,875
                                                                     -----------

               BRAZIL - 2.35%
     10,005    Companhia Vale do Rio Doce, ADR ..................        282,641
     10,300    Petroleo Brasileiro S.A., ADR ....................        311,256
                                                                     -----------
                                                                         593,897
                                                                     -----------

               CANADA - 1.27%
     18,000    Manulife Financial Corp. .........................        320,625
                                                                     -----------

               DENMARK - 1.02%
      7,000    Vestas Wind Systems A/S ..........................        257,070
                                                                     -----------

               FINLAND - 0.95%
          3    Metso Oyj ........................................             36
      4,800    Nokia Oyj, ADR ...................................        239,700
                                                                     -----------
                                                                         239,736
                                                                     -----------

               FRANCE - 5.38%
      7,000    Alcatel SA, ADR ..................................        465,500
      2,800    Clarins ..........................................        288,449
      7,901    Total Fina Elf, ADR ..............................        606,896
                                                                     -----------
                                                                       1,360,845
                                                                     -----------

               GERMANY - 6.96%
      4,500    Adidas-Salomon AG ................................        248,330
      6,200    DePfa Deutsche Pfandbriefbank AG .................        624,502
      8,900    E.On AG, ADR .....................................        443,887
      3,100    SAP AG, ADR ......................................        145,506
      4,500    SGL Carbon AG ....................................        299,457
                                                                     -----------
                                                                       1,761,682
                                                                     -----------

               HONG KONG - 2.96%
      1,300    China Moblie (Hong Kong), Ltd., ADR * ............        231,156
    224,000    Esprit Holdings, Ltd. ............................        232,750
    129,000    Yue Yuen Industrial (Holdings), Ltd. .............        286,281
                                                                     -----------
                                                                         750,187
                                                                     -----------

               IRELAND - 3.60%
     58,500    Bank of Ireland ..................................        367,233
     11,210    Elan Corp., Plc, ADR* ............................        542,984
                                                                     -----------
                                                                         910,217
                                                                     -----------

               ISRAEL - 1.09%
      5,000    Teva Pharmaceutical Industries, Ltd., ADR ........        277,187
                                                                     -----------

               ITALY - 3.76%
     38,000    Luxottica Group S.p.A., ADR ......................        463,125
     97,000    Telecom Italia Mobile S.p.A ......................        488,058
                                                                     -----------
                                                                         951,183
                                                                     -----------

               JAPAN - 15.74%
     13,000    Canon, Inc. ......................................        646,967
     23,000    Canon Sales Co., Inc. ............................        411,895
     18,000    Diamond Lease Co., Ltd. ..........................        232,603
      2,000    Fanuc, Ltd. ......................................        203,403
      5,000    Honda Motor Co., Ltd. ............................        170,131
     48,000    Makita Corp. .....................................        457,401
    106,000    Nippon Sanso Corp. ...............................        368,670
     12,000    Nomura Securities Co., Ltd. ......................        293,511
         13    NTT DoCoMo, Inc. * ...............................        351,666
      3,120    Orix Corp., ADR ..................................        234,585
      1,200    Rohm Co., Ltd. ...................................        350,629
      5,000    Santen Pharmaceutical Co., Ltd. ..................        120,647
      9,000    Shiseido Co., Ltd. ...............................        139,121
                                                                     -----------
                                                                       3,981,229
                                                                     -----------

               MEXICO - 0.96%
     12,900    Coca-Cola Femsa S.A., ADR ........................        243,487
                                                                     -----------

               NETHERLANDS - 8.03%
      6,438    ING Groep N.V. ...................................        435,185
      6,000    Koninklijke Numico N.V. ..........................       284,706
     14,488    Koninklijke (Royal) Philips Electronics N.V. .....        683,321
      8,500    Randstad Holding N.V .............................        314,471
     11,735    Wolters Kluwer NV, ADR ...........................        312,591
                                                                     -----------
                                                                       2,030,274
                                                                     -----------

               NORWAY - 1.26%
     12,000    Tomra Systems ASA ................................        318,237
                                                                     -----------

               SINGAPORE - 1.76%
     55,000    NatSteel Electronics, Ltd. .......................        168,790
     40,000    Oversea-Chinese Banking Corp., Ltd. ..............        275,622
                                                                     -----------
                                                                         444,412
                                                                     -----------

               SOUTH AFRICA - 2.25%
     69,000    Dimension Data Holdings, Ltd. ....................        570,508
                                                                     -----------

               SOUTH KOREA - 5.78%
     23,700    Kookmin Bank, GDR, 144A (A) ......................        300,990
      2,300    Samsung Electronics ..............................        761,149
     11,000    SK Telecom Co., Ltd., ADR* .......................        399,437
                                                                     -----------
                                                                       1,461,576
                                                                     -----------

               SPAIN - 1.46%
     17,179    Telefonica S.A. ..................................        369,037
                                                                     -----------

               SWEDEN - 0.95%
     12,000    Telefonaktiebolaget LM Ericsson AB, ADR ..........        240,000
                                                                     -----------

               SWITZERLAND - 1.77%
         46    Roche Holding AG - Genussshein ...................        447,776
                                                                     -----------

               UNITED KINGDOM - 16.88%
     34,000    Amvescap, Plc ....................................        545,321
     66,000    Billiton, Plc ....................................        268,636
      9,000    Cable & Wireless, Plc, ADR .......................        450,563
     18,000    HSBC Holdings, Plc ...............................        205,503
     65,000    Lloyds TSB Group, Plc ............................        613,713
      7,600    Pearson, Plc .....................................        241,491
     51,500    Reckitt Benckiser, Plc ...........................        576,642
     62,000    Rolls-Royce, Plc .................................        219,990
     27,000    SEMA Group, Plc ..................................        384,025
    152,166    Smith & Nephew, Plc ..............................        546,826
      3,000    WPP Group, Plc, ADR ..............................        217,875
                                                                     -----------
                                                                       4,270,585
                                                                     -----------

               TOTAL COMMON STOCKS ..............................     22,611,869
               (Cost $20,828,315)                                    -----------


PAR VALUE
---------
CONVERTIBLE BONDS - 6.90%

               FRANCE - 0.94%
$   125,775    Finaxa ...........................................        238,449
               3.000%, due 01/02/11                                  -----------

               JAPAN - 1.49%
 16,000,000    Sony Corp. .......................................        377,774
               1.400%, due 04/01/09                                  -----------

               NETHERLANDS - 2.18%
     71,000    Stmicroelectron ..................................        241,489
               .000%, due 06/11/12 (B)
 30,000,000    Sumitomo Bank International ......................        309,628
               .750%, due 06/01/05                                   -----------
                                                                         551,117
                                                                     -----------

               UNITED KINGDOM - 2.29%
    200,000    British Aerospace ................................        578,004
               3.750%, due 07/22/10                                  -----------

               TOTAL CONVERTIBLE BONDS ..........................      1,745,344
               (Cost $1,882,093)                                     -----------

TOTAL INVESTMENTS - 96.30% ......................................     24,357,213
(Cost $22,710,408)                                                   -----------

NET OTHER ASSETS AND LIABILITIES - 3.70% ........................        935,882
                                                                     -----------

TOTAL NET ASSETS - 100.00% ......................................    $25,293,095
                                                                     ===========

--------------------------
*    Non income producing security.
(A) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2000, this security amounted to $300,990, or 1.19% of net assets.
(B)  Zero Coupon.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

OTHER INFORMATION:
Industry Concentration as a percentage of net assets:
                                                               % OF NET ASSETS
  Consumer Goods                                                     26.20%
  Finance                                                            20.91%
  Telecommunications                                                 12.79%
  Services                                                           12.09%
  Multi-Industry                                                      6.35%
  Pharmaceuticals                                                     5.49%
  Materials                                                           4.82%
  Energy                                                              4.65%
  Short-Term & Other Investments                                      3.70%
  Capital Equipment                                                   3.00%
                                                                    -------
  TOTAL INVESTMENTS                                                 100.00%
                                                                    =======

--------------------------------------------------------------------------------
June 30, 2000                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                     Garzarelli U.S. Equity Fund
                                            Portfolio of Investments (unaudited)

                                                                      VALUE
  SHARES                                                             (NOTE 2)
  ------                                                             --------
COMMON STOCKS - 98.56%

             AEROSPACE/AIRLINES - 0.38%
    4,824    AT&T Corp. - Liberty Media Group, Class A* .........    $   116,982
                                                                     -----------

             AUTO REPAIR/AUTO PARTS - 0.00%#
        1    Delphi Automotive Systems Corp. ....................             12
                                                                     -----------

             BUSINESS SERVICES - 0.02%
      100    TMP Worldwide, Inc.* ...............................          7,381
                                                                     -----------

             CHEMICALS AND DRUGS - 9.39%
    6,000    Abbott Laboratories ................................        267,375
    8,200    Bristol-Myers Squibb Co. ...........................        477,650
    8,000    Mallinckrodt, Inc. .................................        347,500
   12,000    Merck & Co., Inc. ..................................        919,500
    6,000    Philip Morris Cos., Inc. ...........................        159,375
   14,000    Schering-Plough Corp. ..............................        707,000
                                                                     -----------
                                                                       2,878,400
                                                                     -----------

             CONSTRUCTION - 2.53%
    7,300    Black & Decker Corp. ...............................        286,981
   10,000    Centex Corp. .......................................        235,000
   14,000    Masco Corp. ........................................        252,875
                                                                     -----------
                                                                         774,856
                                                                     -----------

             CONSUMER CYCLICAL - 14.02%
   12,600    Clorox Co. .........................................        564,637
   16,700    ConAgra, Inc. ......................................        318,344
    1,833    Energizer Holdings, Inc.* ..........................         33,452
   20,000    Fort James Corp. ...................................        462,500
    9,800    H.J. Heinz Co. .....................................        428,750
    2,500    Procter & Gamble Co. ...............................        143,125
    5,000    Quaker Oats Co. ....................................        375,625
   20,100    Ralston-Ralston Purina Group .......................        400,744
    5,000    Safeway, Inc.* .....................................        225,625
   21,800    Sara Lee Corp. .....................................        421,013
    8,300    Suiza Foods Corp.* .................................        405,663
   35,100    UST, Inc. ..........................................        515,531
                                                                     -----------
                                                                       4,295,009
                                                                     -----------

             CONTAINERS/PACKAGING - 0.90%
    8,200    Bemis Co., Inc. ....................................        275,725
                                                                     -----------

             ENERGY - 16.21%
   10,000    Chevron Corp. ......................................        848,125
   11,000    Coastal Corp. ......................................        669,625
    1,472    Conoco, Inc., Class B ..............................         36,156
   10,000    Consolidated Edison, Inc. ..........................        296,250
    7,000    Duke Energy Corp. ..................................        394,625
    6,400    Enron Corp. ........................................        412,800
   12,812    Exxon Mobil Corp. ..................................      1,005,742
   11,400    Phillips Petroleum Co. .............................        577,837
    6,700    Ultramar Diamond Shamrock Corp. ....................        166,244
   13,400    Williams Cos., Inc. ................................        558,613
                                                                     -----------
                                                                       4,966,017
                                                                     -----------

             FINANCE - 15.34%
   11,560    Bank of America Corp. ..............................        497,080
    6,096    Bank One Corp. .....................................        161,925
   10,500    Chase Manhattan Corp. ..............................        483,656
   12,125    Citigroup, Inc. ....................................        730,531
    5,000    Comerica, Inc. .....................................        224,375
    9,000    Donaldson, Lufkin & Jenrette, Inc. .................        381,937
    8,000    Fannie Mae .........................................        417,500
   10,000    FleetBoston Financial Corp. ........................        340,000
   10,594    First Union Corp. ..................................        262,864
   14,000    MBNA Corp. .........................................        379,750
    6,500    Morgan Stanley Dean Witter & Co. ...................        541,125
    6,000    PNC Financial Services Group .......................        281,250
        1    Washington Mutual, Inc. ............................             24
                                                                     -----------
                                                                       4,702,017
                                                                     -----------

             HEALTH CARE - 4.29%
    3,900    Allergan, Inc. .....................................        290,550
   21,325    Pfizer, Inc. .......................................      1,023,600
                                                                     -----------
                                                                       1,314,150
                                                                     -----------

             TECHNOLOGY - 24.16%
    4,800    3Com Corp.* ........................................        276,600
    8,000    ActionPoint, Inc.* .................................         62,000
   11,000    Adaptec, Inc.* .....................................        250,250
    8,000    Apple Computer, Inc.* ..............................        419,000
    4,000    Applied Materials, Inc.* ...........................        362,500
    5,000    CMGI, Inc.* ........................................        229,063
    7,000    Conexant Systems, Inc.* ............................        340,375
   11,400    Dell Computer Corp.* ...............................        562,162
    2,400    EMC Corp.* .........................................        184,650
    6,000    Gateway, Inc.* .....................................        340,500
    8,000    Intel Corp. ........................................      1,069,500
   15,000    Microsoft Corp.* ...................................      1,200,000
    9,000    Motorola, Inc. .....................................        261,563
   10,200    Oracle Corp.* ......................................        857,437
    7,000    Sun Microsystems, Inc.* ............................        636,563
    4,800    Texas Instruments, Inc. ............................        329,700
      200    VERITAS Software Corp.* ............................         22,603
                                                                     -----------
                                                                       7,404,466
                                                                     -----------

             TELECOMMUNICATIONS - 8.96%
   10,000    BellSouth Corp. ....................................        426,250
   19,500    Cisco Systems, Inc.* ...............................      1,239,469
   12,700    Lucent Technologies, Inc. ..........................        752,475
       82    VoiceStream Wireless Corp.* ........................          9,536
    6,961    WorldCom, Inc.* ....................................        319,336
                                                                     -----------
                                                                       2,747,066
                                                                     -----------

             UTILITIES - 2.36%
    7,400    Bell Atlantic Corp.* ...............................        376,012
   10,000    Public Service Enterprise Group, Inc. ..............        346,250
                                                                     -----------
                                                                         722,262
                                                                     -----------

             TOTAL U.S. COMMON STOCKS ...........................     30,204,343
             (Cost $25,514,192)                                      -----------

TOTAL INVESTMENTS - 98.56% ......................................     30,204,343
(Cost $25,514,192)                                                   -----------

NET OTHER ASSETS AND LIABILITIES - 1.44% .........................       441,295
                                                                     -----------

NET ASSETS - 100.00% .............................................   $30,645,638
                                                                     ===========

------------------------------------
* Non-income producing security.
# Amount represents less than 0.01%.

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2000

--------------------------------------------------------------------------------

Uniplan Real Estate Investment Fund
Portfolio of Investments (unaudited)

                                                                      VALUE
  SHARES                                                             (NOTE 2)
  ------                                                             --------
COMMON STOCKS - 94.64%

             HEALTH CARE - 2.69%
   18,600    Healthcare Realty Trust, Inc. ......................    $   317,362
                                                                     -----------

             INDUSTRIAL - 22.55%
   10,000    Alexandria Real Estate Equities, Inc. ..............        343,125
   15,000    AMB Property Corp. .................................        342,187
    8,500    CenterPoint Properties Corp. .......................        346,375
   18,000    Duke-Weeks Realty Corp. ............................        402,750
   12,000    First Industrial Realty Trust, Inc. ................        354,000
    4,300    Liberty Property Trust .............................        111,531
   41,000    Mission West Properties, Inc. ......................        430,500
   12,800    Plum Creek Timber Co., Inc. ........................        332,800
                                                                     -----------
                                                                       2,663,268
                                                                     -----------

             OFFICE - 22.48%
    9,500    Boston Properties, Inc. ............................        366,938
   13,000    Brandywine Realty Trust ............................        248,625
   12,000    CarrAmerica Realty Corp. ...........................        318,000
   16,000    Equity Office Properties Trust .....................        441,000
   20,000    Great Lakes REIT, Inc. .............................        340,000
   10,000    Prentiss Properties Trust ..........................        240,000
    9,000    SL Green Realty Corp. ..............................        240,750
   10,000    Spieker Properties, Inc. ...........................        460,000
                                                                     -----------
                                                                       2,655,313
                                                                     -----------

             RESIDENTIAL - 21.55%
    7,800    Apartment Investment & Management Co., Class A .....        337,350
   15,200    Archstone Communities Trust ........................        320,150
   11,000    Avalonbay Communities, Inc. ........................        459,250
   11,400    Chateau Communities, Inc. ..........................        322,050
    9,000    Equity Residential Properties Trust ................        414,000
   10,900    Home Properties of New York, Inc. ..................        327,000
   14,600    Pacific Gulf Properties, Inc. ......................        365,913
                                                                     -----------
                                                                       2,545,713
                                                                     -----------

             RETAIL - 16.08%
   10,000    Chelsea GCA Realty, Inc. ...........................        345,625
    8,500    General Growth Properties, Inc. ....................        269,875
   13,000    Simon Property Group, Inc. .........................        288,438
   20,000    Taubman Centers, Inc. ..............................        220,000
   13,000    Vornado Realty Trust ...............................        451,750
    8,000    Weingarten Realty Investors ........................        323,000
                                                                     -----------
                                                                       1,898,688
                                                                     -----------

             SELF STORAGE - 1.98%
   10,000    Public Storage, Inc. ...............................        234,375
                                                                     -----------

             SPECIALTY - 7.31%
   12,100    Hospitality Properties Trust .......................        273,006
   18,000    Pinnacle Entertainment, Inc. .......................        349,875
   10,000    PS Business Parks, Inc. ............................        240,000
                                                                     -----------
                                                                         862,881
                                                                     -----------

             TOTAL COMMON STOCKS ................................     11,177,600
             (Cost $10,514,620)                                      -----------

TOTAL INVESTMENTS - 94.64% ......................................     11,177,600
(Cost $10,514,620)                                                   -----------

NET OTHER ASSETS AND LIABILITIES - 5.36% ........................        633,251
                                                                     -----------

NET ASSETS - 100.00% ............................................    $11,810,851
                                                                     ===========

--------------------------
REIT  Real Estate Investment Trust

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2000

---------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited)

                                                                HOOVER           HANSBERGER
                                                               SMALL CAP        INTERNATIONAL
                                                              EQUITY FUND        GROWTH FUND
                                                              ------------      -------------
ASSETS:
  Investments
    Investments at cost (Note 2) .......................      $ 58,469,280       $ 22,710,408
    Net unrealized appreciation on investments .........        16,239,643          1,646,805
                                                              ------------       ------------
      Total investments at value .......................        74,708,923         24,357,213
    Cash ...............................................         3,330,694            426,093
    Foreign currency, at value (cost $33) ..............              --                   34
    Receivable from investment adviser .................              --                 --
    Receivable for investments sold ....................           332,195            974,859
    Receivable for shares sold .........................            61,334               --
    Interest and dividend receivable ...................            13,727            117,320
    Prepaid expenses ...................................            12,829              5,189
                                                              ------------       ------------
      Total Assets .....................................        78,459,702         25,880,708
                                                              ------------       ------------
LIABILITIES:
  Payable for investments purchased ....................         1,384,465            558,287
  Payable for dividends ................................              --                 --
  Advisory fee payable .................................            45,042              6,049
  Accrued expenses and other payables ..................             4,306             23,277
                                                              ------------       ------------
      Total Liabilities ................................         1,433,813            587,613
                                                              ------------       ------------
NET ASSETS .............................................      $ 77,025,889       $ 25,293,095
                                                              ============       ============

                                                                HOOVER           HANSBERGER
                                                               SMALL CAP        INTERNATIONAL
                                                              EQUITY FUND        GROWTH FUND
                                                              ------------      -------------
NET ASSETS CONSIST OF:
  Paid-in capital ......................................      $ 59,828,838       $ 26,020,371
  Accumulated undistributed net investment income/(loss)          (324,969)           (49,156)
  Accumulated net realized gain/(loss) on investments
    sold ...............................................         1,282,377         (2,322,763)
  Net unrealized appreciation of investments and
    assets and liabilities denominated in foreign
    currency ...........................................        16,239,643          1,644,643
                                                              ------------       ------------
TOTAL NET ASSETS .......................................      $ 77,025,889       $ 25,293,095
                                                              ============       ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING ..............         5,110,167          1,876,718
                                                              ============       ============

NET ASSET VALUE,
  offering and redemption price per share
  (Net Assets / Shares Outstanding) ....................      $      15.07       $      13.48
                                                              ============       ============

---------------------------------------------------------------------------------------------
See Notes to Financial Statements                                               June 30, 2000

---------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) (continued)

                                                                                   UNIPLAN
                                                              GARZARELLI         REAL ESTATE
                                                                  U.S.           INVESTMENT
                                                              EQUITY FUND            FUND
                                                              ------------       ------------
ASSETS:
  Investments
    Investments at cost (Note 2) .......................      $ 25,514,192       $ 10,514,620
    Net unrealized appreciation on investments .........         4,690,151            662,980
                                                              ------------       ------------
      Total investments at value .......................        30,204,343         11,177,600
    Cash ...............................................           413,024            671,764
    Foreign currency, at value (cost $33) ..............              --                 --
    Receivable from investment adviser .................              --                1,784
    Receivable for investments sold ....................              --                 --
    Receivable for shares sold .........................             3,000               --
    Interest and dividend receivable ...................            33,553            102,959
    Prepaid expenses ...................................             7,141              2,171
                                                              ------------       ------------
      Total Assets .....................................        30,661,061         11,956,278
                                                              ------------       ------------
LIABILITIES:
  Payable for investments purchased ....................              --                 --
  Payable for dividends ................................              --              132,039
  Advisory fee payable .................................            10,019               --
  Accrued expenses and other payables ..................             5,404             13,388
                                                              ------------       ------------
      Total Liabilities ................................            15,423            145,427
                                                              ------------       ------------
NET ASSETS .............................................      $ 30,645,638       $ 11,810,851
                                                              ============       ============

                                                                                   UNIPLAN
                                                              GARZARELLI         REAL ESTATE
                                                                  U.S.           INVESTMENT
                                                              EQUITY FUND            FUND
                                                              ------------       ------------
NET ASSETS CONSIST OF:
  Paid-in capital ......................................      $ 22,300,768       $ 11,401,766
  Accumulated undistributed net investment income/(loss)            (1,777)            24,520
  Accumulated net realized gain/(loss) on investments
    sold ...............................................         3,656,496           (278,415)
  Net unrealized appreciation of investments and
    assets and liabilities denominated in foreign
    currency ...........................................         4,690,151            662,980
                                                              ------------       ------------
TOTAL NET ASSETS .......................................      $ 30,645,638       $ 11,810,851
                                                              ============       ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING ..............         2,107,787          1,201,446
                                                              ============       ============

NET ASSET VALUE,
  offering and redemption price per share
  (Net Assets / Shares Outstanding) ....................      $      14.54       $       9.83
                                                              ============       ============
---------------------------------------------------------------------------------------------
See Notes to Financial Statements                                               June 30, 2000

---------------------------------------------------------------------------------------------

Statement of Operations (unaudited)

                                                                HOOVER            HANSBERGER
                                                               SMALL CAP        INTERNATIONAL
                                                              EQUITY FUND        GROWTH FUND
                                                              ------------       ------------
INVESTMENT INCOME:
  Interest .............................................      $     76,464       $       --
  Dividends ............................................            76,554            179,280
  Less net foreign taxes withheld ......................              --              (20,467)
                                                              ------------       ------------
    Total investment income ............................           153,018            158,813
                                                              ------------       ------------
EXPENSES:
  Investment advisory fee ..............................           308,212             97,916
  Administration fee ...................................            58,707             24,704
  Custodian fee ........................................            30,393             43,356
  Fund accounting fee ..................................            18,875             33,886
  Legal and audit fee ..................................            21,076             19,876
  Transfer agent fee ...................................            15,752             10,156
  Directors' fees and expenses .........................             2,594              1,477
  Registration/filing fees .............................            10,891              5,718
  Report to shareholder fees ...........................             8,142              4,261
  Service fee ..........................................            86,477             15,865
  Insurance expense ....................................             4,831              2,163
  Miscellaneous ........................................             3,680              1,094
                                                              ------------       ------------
    Total expenses before waiver .......................           569,630            260,472
  Less fees waived/reimbursed by investment advisor
    and/or business manager ............................           (91,643)           (52,503)
                                                              ------------       ------------
  Total expenses net of waiver .........................           477,987            207,969
                                                              ------------       ------------
NET INVESTMENT INCOME/(LOSS) ...........................          (324,969)           (49,156)
                                                              ------------       ------------
Net realized gain/(loss) on investment sold ............         5,172,833         (1,928,099)
Net realized loss on foreign currency ..................              --              (31,272)
Net change in unrealized appreciation of assets and
  liabilities denominated in foreign currencies ........              --                1,229
Net change in unrealized appreciation/(depreciation)
  of investments .......................................         7,160,367          1,116,562
                                                              ------------       ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS, FOREIGN CURRENCY AND NET OTHER ASSETS ...        12,333,200           (841,580)
                                                              ------------       ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...........................................      $ 12,008,231       $   (890,736)
                                                              ============       ============

---------------------------------------------------------------------------------------------
June 30, 2000                                               See Notes to Financial Statements

---------------------------------------------------------------------------------------------

                                                                                    UNIPLAN
                                                              GARZARELLI          REAL ESTATE
                                                                  U.S.            INVESTMENT
                                                              EQUITY FUND            FUND
                                                              ------------       ------------
INVESTMENT INCOME:
  Interest .............................................      $     24,029       $     29,787
  Dividends ............................................           221,589            362,788
  Less net foreign taxes withheld ......................              --                 --
                                                              ------------       ------------
    Total investment income ............................           245,618            392,575
                                                              ------------       ------------
EXPENSES:
  Investment advisory fee ..............................           124,502             47,195
  Administration fee ...................................            33,973              7,917
  Custodian fee ........................................            35,656             21,184
  Fund accounting fee ..................................            22,638             18,288
  Legal and audit fee ..................................            20,080              8,889
  Transfer agent fee ...................................            12,593              7,357
  Directors' fees and expenses .........................             2,092                529
  Registration/filing fees .............................             5,968              7,458
  Report to shareholder fees ...........................             5,787                846
  Service fee ..........................................            14,989             18,472
  Insurance expense ....................................             3,138                629
  Miscellaneous ........................................             1,542                497
                                                              ------------       ------------
    Total expenses before waiver .......................           282,958            139,261
  Less fees waived/reimbursed by investment advisor
    and/or business manager ............................           (34,491)           (44,320)
                                                              ------------       ------------
  Total expenses net of waiver .........................           248,467             94,941
                                                              ------------       ------------
NET INVESTMENT INCOME/(LOSS) ...........................            (2,849)           297,634
                                                              ------------       ------------
Net realized gain/(loss) on investment sold ............         3,676,390           (276,891)
Net realized loss on foreign currency ..................              --                 --
Net change in unrealized appreciation of assets and
  liabilities denominated in foreign currencies ........              --                 --
Net change in unrealized appreciation/(depreciation)
  of investments .......................................        (3,662,201)         1,287,832
                                                              ------------       ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS, FOREIGN CURRENCY AND NET OTHER ASSETS ...            14,189          1,010,941
                                                              ------------       ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...........................................      $     11,340       $  1,308,575
                                                              ============       ============

---------------------------------------------------------------------------------------------
See Notes to Financial Statements                                               June 30, 2000

---------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                          HOOVER
                                                                         SMALL CAP
                                                                        EQUITY FUND
                                                              -------------------------------
                                                               SIX MONTHS
                                                                  ENDED           YEAR ENDED
                                                              JUNE 30, 2000      DECEMBER 31,
                                                               (UNAUDITED)           1999
                                                              ------------       ------------
NET ASSETS AT BEGINNING OF PERIOD ......................      $ 46,747,955       $ 31,837,506
                                                              ------------       ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income/(loss) .........................          (324,969)          (246,682)
  Net realized gain/(loss) on investments sold .........         5,172,833         (3,268,065)
  Net realized loss on foreign currency ................              --                 --
  Net change in unrealized appreciation/(depreciation)
    of investments and foreign currency ................         7,160,367          6,452,529
                                                              ------------       ------------
  Net increase/(decrease) in net assets resulting from
    operations .........................................        12,008,231          2,937,782
                                                              ------------       ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income ...........................              --               (2,175)
  In excess of net investment income ...................              --                  (94)
  From net realized gains on investments ...............              --                 --
  In excess of net realized gain on investments, forward
    foreign currency contracts and foreign currency ....              --                 --
                                                              ------------       ------------
  Total dividends ......................................              --               (2,269)
                                                              ------------       ------------
SHARE TRANSACTIONS:
  Net proceeds from sales of shares ....................        50,558,036         26,008,448
  Issued in exchange for certain net assets of The
    Global Asset Allocation Fund (Note 10) .............              --                 --
  Issued to shareholders in reinvestment of distributions             --               25,061
  Cost of shares repurchased ...........................       (32,288,333)       (14,058,573)
                                                              ------------       ------------
  Net increase/(decrease) from share transactions ......        18,269,703         11,974,936
                                                              ------------       ------------
  Net increase/(decrease) in net assets ................        30,277,934         14,910,449
                                                              ------------       ------------
NET ASSETS AT END OF PERIOD ............................      $ 77,025,889       $ 46,747,955
                                                              ============       ============
Undistributed net investment income/(loss) .............      $   (324,969)      $       --
                                                              ============       ============

OTHER INFORMATION:
SHARE TRANSACTIONS:
  Sold .................................................         3,849,886          2,274,534
  Issued in exchange for certain net assets of The Global
    Asset Allocation Fund ..............................              --                 --
  Issued to shareholders in reinvestment of distributions             --                2,188
  Repurchased ..........................................        (2,573,399)        (1,235,401)
                                                              ------------       ------------
  Net increase/(decrease) in shares outstanding ........         1,276,487          1,041,321
                                                              ============       ============

---------------------------------------------------------------------------------------------
June 30, 2000                                               See Notes to Financial Statements

---------------------------------------------------------------------------------------------

Statement of Changes in Net Assets (continued)

                                                                         HANSBERGER
                                                                       INTERNATIONAL
                                                                        GROWTH FUND
                                                              -------------------------------
                                                               SIX MONTHS
                                                                  ENDED           YEAR ENDED
                                                              JUNE 30, 2000      DECEMBER 31,
                                                               (UNAUDITED)           1999
                                                              ------------       ------------
NET ASSETS AT BEGINNING OF PERIOD ......................      $ 25,886,932       $ 23,169,618
                                                              ------------       ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income/(loss) .........................           (49,156)           389,896
  Net realized gain/(loss) on investments sold .........        (1,928,099)           255,677
  Net realized loss on foreign currency ................           (31,272)           (33,369)
  Net change in unrealized appreciation/(depreciation)
    of investments and foreign currency ................         1,117,791          4,976,435
                                                              ------------       ------------
  Net increase/(decrease) in net assets resulting from
    operations .........................................          (890,736)         5,588,639
                                                              ------------       ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income ...........................              --             (355,734)
  In excess of net investment income ...................              --               (7,124)
  From net realized gains on investments ...............              --                 --
  In excess of net realized gain on investments, forward
    foreign currency contracts and foreign currency ....              --                 --
                                                              ------------       ------------
  Total dividends ......................................              --             (362,858)
                                                              ------------       ------------
SHARE TRANSACTIONS:
  Net proceeds from sales of shares ....................        37,811,012            565,825
  Issued in exchange for certain net assets of The
    Global Asset Allocation Fund (Note 10) .............              --                 --
  Issued to shareholders in reinvestment of distributions             --              430,339
  Cost of shares repurchased ...........................       (37,514,113)        (3,504,631)
                                                              ------------       ------------
  Net increase/(decrease) from share transactions ......           296,899         (2,508,467)
                                                              ------------       ------------
  Net increase/(decrease) in net assets ................          (593,837)         2,717,314
                                                              ------------       ------------
NET ASSETS AT END OF PERIOD ............................      $ 25,293,095       $ 25,886,932
                                                              ============       ============
Undistributed net investment income/(loss) .............      $    (49,156)      $       --
                                                              ============       ============

OTHER INFORMATION:
SHARE TRANSACTIONS:
  Sold .................................................         2,763,400             43,956
  Issued in exchange for certain net assets of The
    Global Asset Allocation Fund .......................              --                 --
  Issued to shareholders in reinvestment of distributions             --               32,120
  Repurchased ..........................................        (2,744,536)          (270,667)
                                                              ------------       ------------
  Net increase/(decrease) in shares outstanding ........            18,864           (194,591)
                                                              ============       ============

---------------------------------------------------------------------------------------------
See Notes to Financial Statements                                               June 30, 2000

---------------------------------------------------------------------------------------------

Statement of Changes in Net Assets (continued)

                                                                      GARZARELLI
                                                                      U.S. EQUITY
                                                                          FUND
                                                              -------------------------------
                                                               SIX MONTHS
                                                                  ENDED           YEAR ENDED
                                                              JUNE 30, 2000      DECEMBER 31,
                                                               (UNAUDITED)          1999
                                                              ------------       ------------
NET ASSETS AT BEGINNING OF PERIOD ......................      $ 40,431,704       $ 36,406,766
                                                              ------------       ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income/(loss) .........................            (2,849)            (6,362)
  Net realized gain/(loss) on investments sold .........         3,676,390          1,122,327
  Net realized loss on foreign currency ................              --                 --
  Net change in unrealized appreciation/(depreciation)
    of investments and foreign currency ................        (3,662,201)         5,647,372
                                                              ------------       ------------
  Net increase/(decrease) in net assets resulting from
    operations .........................................            11,340          6,763,337
                                                              ------------       ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income ...........................              --               (2,278)
  In excess of net investment income ...................              --                 (243)
  From net realized gains on investments ...............              --             (152,188)
  In excess of net realized gain on investments, forward
    foreign currency contracts and foreign currency ....              --               (1,885)
                                                              ------------       ------------
  Total dividends ......................................              --             (156,594)
                                                              ------------       ------------
SHARE TRANSACTIONS:
  Net proceeds from sales of shares ....................       100,546,021             32,620
  Issued in exchange for certain net assets of The
    Global Asset Allocation Fund (Note 10) .............              --                 --
  Issued to shareholders in reinvestment of distributions             --              196,063
  Cost of shares repurchased ...........................      (110,343,427)        (2,810,488)
                                                              ------------       ------------
  Net increase/(decrease) from share transactions ......        (9,797,406)        (2,581,805)
                                                              ------------       ------------
  Net increase/(decrease) in net assets ................        (9,786,066)         4,024,938
                                                              ------------       ------------
NET ASSETS AT END OF PERIOD ............................      $ 30,645,638       $ 40,431,704
                                                              ============       ============
Undistributed net investment income/(loss) .............      $     (1,777)      $      1,072
                                                              ============       ============
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Sold .................................................         7,150,503              2,697
  Issued in exchange for certain net assets of The
    Global Asset Allocation Fund .......................              --                 --
  Issued to shareholders in reinvestment of distributions             --               14,187
  Repurchased ..........................................        (7,854,986)          (217,449)
                                                              ------------       ------------
  Net increase/(decrease) in shares outstanding ........          (704,483)          (200,565)
                                                              ============       ============

---------------------------------------------------------------------------------------------
June 30, 2000                                               See Notes to Financial Statements

---------------------------------------------------------------------------------------------
Statement of Changes in Net Assets (continued)
                                                                           UNIPLAN
                                                                    REAL ESTATE INVESTMENT
                                                                             FUND
                                                              -------------------------------
                                                               SIX MONTHS
                                                                  ENDED          PERIOD ENDED
                                                              JUNE 30, 2000      DECEMBER 31,
                                                               (UNAUDITED)          1999(1)
                                                              ------------       ------------
NET ASSETS AT BEGINNING OF PERIOD ......................      $  4,567,539       $       --
                                                              ------------       ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income/(loss) .........................           297,634            169,720
  Net realized gain/(loss) on investments sold .........          (276,891)              --
  Net realized loss on foreign currency ................              --                 --
  Net change in unrealized appreciation/(depreciation)
    of investments and foreign currency ................         1,287,832           (624,852)
                                                              ------------       ------------
  Net increase/(decrease) in net assets resulting from
    operations .........................................         1,308,575           (455,132)
                                                              ------------       ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income ...........................          (287,737)          (147,244)
  In excess of net investment income ...................              --                 --
  From net realized gains on investments ...............            (1,682)              --
  In excess of net realized gain on investments, forward
    foreign currency contracts and foreign currency ....              --               (7,695)
                                                              ------------       ------------
  Total dividends ......................................          (289,419)          (154,939)
                                                              ------------       ------------
SHARE TRANSACTIONS:
  Net proceeds from sales of shares ....................        32,646,108               --
  Issued in exchange for certain net assets of The
    Global Asset Allocation Fund (Note 10) .............              --            5,022,671
  Issued to shareholders in reinvestment of distributions          157,375            154,939
  Cost of shares repurchased ...........................       (26,579,327)              --
                                                              ------------       ------------
  Net increase/(decrease) from share transactions ......         6,224,156          5,177,610
                                                              ------------       ------------
  Net increase/(decrease) in net assets ................         7,243,312          4,567,539
                                                              ------------       ------------
NET ASSETS AT END OF PERIOD ............................      $ 11,810,851       $  4,567,539
                                                              ============       ============
Undistributed net investment income/(loss) .............      $     24,520       $     14,623
                                                              ============       ============
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Sold .................................................         3,665,051            502,591
  Issued in exchange for certain net assets of The
    Global Asset Allocation Fund .......................              --                 --
  Issued to shareholders in reinvestment of distributions           17,643             17,075
  Repurchased ..........................................        (3,000,914)              --
                                                              ------------       ------------
  Net increase/(decrease) in shares outstanding ........           681,780            519,666
                                                              ============       ============

------------------------
(1) The Fund commenced operations on May 10, 1999.

---------------------------------------------------------------------------------------------
See Notes to Financial Statements                                               June 30, 2000

--------------------------------------------------------------------------------------------------------

Financial Highlights
For a Share outstanding throughout the periods presented.

                                                              HOOVER SMALL CAP EQUITY FUND(1)
                                                --------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED              YEAR ENDED           PERIOD ENDED
                                                JUNE 30, 2000         DECEMBER 31,          DECEMBER 31,
                                                  (UNAUDITED)             1999                  1998
                                                -------------         -------------        -------------
Net Asset Value, Beginning of
  Period .................................      $       12.19         $       11.40        $       10.00
                                                -------------         -------------        -------------
Income (loss) from Investment Operations:
  Net investment income/(loss) ...........              (0.06)                (0.07)                0.00+
  Net realized and unrealized gain/
    (loss) on investments ................               2.94                  0.86                 1.41
                                                -------------         -------------        -------------
    Total from Investment Operations .....               2.88                  0.79                 1.41
                                                -------------         -------------        -------------
Less Dividends:
  From net investment income .............               --                   (0.00)+              (0.00)+
  In excess of net investment
    income ...............................               --                   (0.00)+              (0.01)
  From capital gains .....................               --                    --                   --
                                                -------------         -------------        -------------
    Total Dividends ......................               --                   (0.00)+              (0.01)
                                                -------------         -------------        -------------
Net increase/(decrease) in net asset value               2.88                  0.79                 1.40
                                                -------------         -------------        -------------
Net Asset Value, End of Period ...........      $       15.07         $       12.19        $       11.40
                                                =============         =============        =============
Total Return (A) .........................             23.63%                 7.03%               13.99%
Ratios/Supplemental Data:
Net Assets, End of Period (000's) ........      $      77,026         $      46,748        $      31,838
Ratios to average net assets:
  Net investment income/(loss)
    including reimbursement/
    waiver ...............................            (1.11)%*              (0.54)%               0.21%*
  Operating expenses including
    reimbursement/waiver .................              1.63%*                1.45%               1.45%*
  Operating expenses excluding
    reimbursement/waiver .................              1.94%*                2.00%               3.19%*
Portfolio turnover rate ..................                91%                  134%                 23%

----------------------
  *  Annualized.
  +  Amount represents less than $0.01 per share.
(1)  The Fund commenced operations on October 1, 1998.
(2)  The Fund commenced operations on May 10, 1999.
(A)  Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period.

--------------------------------------------------------------------------------------------------------
June 30, 2000                                                          See Notes to Financial Statements

--------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
For a Share outstanding throughout the periods presented.

                                                         HANSBERGER INTERNATIONAL GROWTH FUND(1)
                                                --------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED               YEAR ENDED          PERIOD ENDED
                                                JUNE 30, 2000          DECEMBER 31,         DECEMBER 31,
                                                 (UNAUDITED)               1999                 1998
                                                -------------         -------------        -------------
Net Asset Value, Beginning of
  Period .................................      $       13.93         $       11.29        $       10.00
                                                -------------         -------------        -------------
Income (loss) from Investment Operations:
  Net investment income/(loss) ...........              (0.03)                 0.21                 0.02
  Net realized and unrealized gain/
    (loss) on investments ................              (0.42)                 2.63                 1.30
                                                -------------         -------------        -------------
    Total from Investment Operations .....              (0.45)                 2.84                 1.32
                                                -------------         -------------        -------------
Less Dividends:
  From net investment income .............               --                   (0.20)               (0.02)
  In excess of net investment
    income ...............................               --                    --                  (0.01)
  From capital gains .....................               --                    --                   --
                                                -------------         -------------        -------------
    Total Dividends ......................               --                   (0.20)               (0.03)
                                                -------------         -------------        -------------
Net increase/(decrease) in net asset value              (0.45)                 2.64                 1.29
                                                -------------         -------------        -------------
Net Asset Value, End of Period ...........      $       13.48         $       13.93        $       11.29
                                                =============         =============        =============
Total Return (A) .........................            (3.23)%                25.15%               13.23%
Ratios/Supplemental Data:
Net Assets, End of Period (000's) ........      $      25,293         $      25,887        $      23,170
Ratios to average net assets:
  Net investment income/(loss) including
    reimbursement/waiver .................            (0.40)%*                1.65%                0.87%*
  Operating expenses including
    reimbursement/waiver .................              1.68%*                1.60%                1.60%*
  Operating expenses excluding
    reimbursement/waiver .................              2.10%*                2.30%                2.46%*
Portfolio turnover rate ..................               121%                   31%                   8%

----------------------
  *  Annualized.
  +  Amount represents less than $0.01 per share.
(1)  The Fund commenced operations on October 1, 1998.
(2)  The Fund commenced operations on May 10, 1999.
(A)  Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period.

--------------------------------------------------------------------------------------------------------
See Notes to Financial Statements                                                          June 30, 2000

--------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
For a Share outstanding throughout the periods presented.

                                                                GARZARELLI U.S. EQUITY FUND(1)
                                                --------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED               YEAR ENDED          PERIOD ENDED
                                                JUNE 30, 2000          DECEMBER 31,         DECEMBER 31,
                                                 (UNAUDITED)               1999                 1998
                                                -------------         -------------        -------------
Net Asset Value, Beginning of
  Period .................................      $       14.38         $       12.08        $       10.00
                                                -------------         -------------        -------------
Income (loss) from Investment Operations:
  Net investment income/(loss) ...........              (0.00)+                0.00+                0.01
  Net realized and unrealized gain/
    (loss) on investments ................               0.16                  2.36                 2.08
                                                -------------         -------------        -------------
    Total from Investment Operations .....               0.16                  2.36                 2.09
                                                -------------         -------------        -------------
Less Dividends:
  From net investment income .............               --                   (0.00)+              (0.01)
  In excess of net investment
    income ...............................               --                    --                   0.00+
  From capital gains .....................               --                   (0.06)                --
                                                -------------         -------------        -------------
    Total Dividends ......................               --                   (0.06)               (0.01)
                                                -------------         -------------        -------------
Net increase/(decrease) in net asset value               0.16                  2.30                 2.08
                                                -------------         -------------        -------------
Net Asset Value, End of Period ...........      $       14.54         $       14.38        $       12.08
                                                =============         =============        =============
Total Return (A) .........................              1.11%                19.50%               20.93%
Ratios/Supplemental Data:
Net Assets, End of Period (000's) ........      $      30,646         $      40,432        $      36,407
Ratios to average net assets:
  Net investment income/(loss) including
    reimbursement/waiver .................            (0.02)%*              (0.02)%*               0.24%*
  Operating expenses including
    reimbursement/waiver .................              1.46%*                1.40%                1.40%*
  Operating expenses excluding
    reimbursement/waiver .................              1.66%*                1.46%                1.60%*
Portfolio turnover rate ..................                67%                   30%                  26%

----------------------
  *  Annualized.
  +  Amount represents less than $0.01 per share.
(1)  The Fund commenced operations on October 1, 1998.
(2)  The Fund commenced operations on May 10, 1999.
(A)  Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period.

--------------------------------------------------------------------------------------------------------
June 30, 2000                                                          See Notes to Financial Statements

---------------------------------------------------------------------------------------------------

Financial Highlights (continued)
For a Share outstanding throughout the periods presented.

                                                                        UNIPLAN REAL ESTATE
                                                                         INVESTMENT FUND(2)
                                                                -----------------------------------
                                                                 SIX MONTHS
                                                                    ENDED             PERIOD ENDED
                                                                JUNE 30, 2000         DECEMBER 31,
                                                                 (UNAUDITED)              1999
                                                                -------------         -------------
Net Asset Value, Beginning of Period .....................      $        8.79         $       10.00
                                                                -------------         -------------
Income (loss) from Investment Operations:
  Net investment income/(loss) ...........................               0.23                  0.41
  Net realized and unrealized gain/(loss) on investments .               1.05                 (1.24)
                                                                -------------         -------------
    Total from Investment Operations .....................               1.28                 (0.83)
                                                                -------------         -------------
Less Dividends:
  From net investment income .............................              (0.24)                (0.38)
  In excess of net investment income .....................               --                    --
  From capital gains .....................................              (0.00)+                --
                                                                -------------         -------------
    Total Dividends ......................................              (0.24)                (0.38)
                                                                -------------         -------------
Net increase/(decrease) in net asset value ...............               1.04                 (1.21)
                                                                -------------         -------------
Net Asset Value, End of Period ...........................      $        9.83         $        8.79
                                                                =============         =============
Total Return (A) .........................................             14.78%               (9.10)%
Ratios/Supplemental Data:
Net Assets, End of Period (000's) ........................      $      11,811         $       4,568
Ratios to average net assets:
  Net investment income/(loss) including reimbursement/
    waiver ...............................................              5.63%*                5.64%*
  Operating expenses including reimbursement/waiver ......              1.80%*                1.80%*
  Operating expenses excluding reimbursement/waiver ......              2.63%*                4.02%*
Portfolio turnover rate ..................................                12%                    0%

----------------------
  *  Annualized.
  +  Amount represents less than $0.01 per share.
(1)  The Fund commenced operations on October 1, 1998.
(2)  The Fund commenced operations on May 10, 1999.
(A)  Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period.

--------------------------------------------------------------------------------------------------------
See Notes to Financial Statements                                                          June 30, 2000

--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)

1.  ORGANIZATION
Forward Funds, Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. At June 30, 2000, the Company offered four managed investment portfolios. The accompanying financial statements and financial highlights are those of the Hoover Small Cap Equity Fund ("Small Cap") (formerly the Small Capitalization Equity Fund), the Hansberger International Growth Fund ("International Growth") (formerly the International Equity Fund), the Garzarelli U.S. Equity Fund ("U.S. Equity") (formerly the U.S. Equity Fund) and the Uniplan Real Estate Investment Fund ("Real Estate") (formerly the Real Estate Investment Fund) (collectively the "Funds").

2.  SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION: Portfolio securities which are traded on a national securities exchange or on NASDAQ are valued at the last sale price on the securities exchange on which such securities are primarily traded, or in the event that no sale has occurred, at the average of the bid and ask price. Other securities traded on over-the-counter markets are valued at the average of the last bid and ask price. Portfolio securities, which are primarily traded on foreign securities exchanges are valued at the most recent closing values of such securities on their respective exchanges. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are appraised at their fair value as determined in good faith by or under the direction of the Board of Directors. The Funds generally value their holdings including fixed income securities through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Directors or which are valued by the Sub-Advisors using methodologies approved by the Board of Directors.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date, if the ex-dividend date has passed.

OPTIONS: Premiums received by a Fund upon writing options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option with changes in the market value reflected as unrealized gain/(loss) in the Statement of Operations. When an option expires, is exercised, or is closed, a Fund realizes a gain or loss equal to the difference between the premium received and the amount paid on effecting a closing transaction, and the liability is eliminated. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

INTEREST-RATE SWAP CONTRACTS: The Funds may use interest-rate swap contracts to help manage interest-rate risk. Interest-rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The most common type of interest-rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Interest-rate swaps do not involve the exchange of principal between the parties. A Fund will not enter into interest-rate swap contracts unless the unsecured commercial paper, unsecured senior debt or the claims-paying ability of the counterparty is rated either AA or A or better by Standard & Poor's Corporation, or Aa or P-1 or better by Moody's Investors Service, Inc. (or is otherwise acceptable to either agency) at the time of entering into such a transaction. If the counterparty to the swap transaction defaults, a Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that interest-rate swap contract counterparties will be able to meet their obligations under the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund may thus assume the risk that payments owed a Fund under a swap contract will be delayed, or not received at all. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the interest-rate swaps, and may realize a loss. A Fund recognizes gains and losses under interest-rate swap contracts as realized gains or losses on investments upon sale or settlement of the swap contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Funds may enter into forward foreign currency exchange contracts whereby a Fund agrees to buy or sell a specific currency at a specified price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency exchange contracts may also be used to enhance the Fund's returns. Forward foreign currency exchange contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency exchange contracts having the same settlement date and broker are offset and presented on a net basis in the "Statements of Assets and Liabilities" herein. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of Assets and Liabilities. In addition, a Fund could be exposed to risks if counterparties of the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared and paid annually for the Small Cap, International Growth and U.S. Equity Funds and quarterly for the Real Estate Fund. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

FEDERAL INCOME TAXES: The Company treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no provision is made by the Funds for federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

ORGANIZATION COSTS: The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their initial shares for distribution under federal and state securities laws. The organization costs for the Small Cap, International Growth, Equity and Real Estate Funds have been expensed as incurred.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss an advantageous price or yield.

3.  INVESTMENT ADVISORY, ADMINISTRATION AND OTHER FEES
The Company has entered into an investment advisory agreement with Webster Investment Management Company, LLC ("Webster,"or the "Advisor") pursuant to which Webster provides investment advisory services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: Small Cap, 1.05%; International Growth, 0.75%; U.S. Equity, 0.80% on the first $100 million, 0.725% on the next $400 million, and 0.65% on assets over $500 million; Real Estate Fund, 0.85% on the first $100 million, 0.80% on the next $400 million, and 0.70% on assets over $500 million.

Webster has entered into investment sub-advisory agreements with Garzarelli Investment Management, LLC ("Garzarelli") for the U.S. Equity Fund; Hansberger Global Investors, Inc. ("HGI") for the International Growth Fund; Hoover Investment Management, LLC ("Hoover") (formerly Hoover Capital Management,
LLC) for the Small Cap Fund; and Uniplan, Inc. ("Uniplan") for the Real Estate Fund (each, a "Sub-Advisor"). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Webster calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: Small Cap, 0.80%; International Growth, 0.50%; U.S. Equity, 0.55% on the first $100 million, 0.475% on the next $400 million, and 0.40% on assets over $500 million; Real Estate Fund, 0.60% on the first $100 million, 0.55% on assets over $100 million and up to $500 million, and 0.45% on assets over $500 million.

The Funds (except for Institutional shares of the Small Cap Fund) have a Distribution Plan pursuant to which up to 0.25% of each Fund's average daily net assets may be used to pay shareholder servicing and distribution fees. In addition, the Funds have a Shareholder Servicing Plan which may be used to pay shareholder servicing fees at an annual rate of up to 0.10% (0.35% for the Institutional shares of the Small Cap Fund) of each Fund's average net assets. The expenses of the Distribution and Shareholder Servicing Plan are reflected as distribution and service fees in the Statement of Operations.

The Company has entered into an administration agreement with PCPC Inc. (the "Administrator"). The Administrator also serves as the Company's transfer agent and dividend paying agent.

Provident Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

Overall responsibility for oversight of the Funds rests with the Directors of the Company. There are currently four directors, three of whom are not "interested persons" of the Company within the meaning of that term under the Investment Company Act of 1940, as amended. Each disinterested Director receives $3,000 for each board meeting attended.

4.  WAIVER OF FEES
The Adviser has agreed to voluntarily waive a portion of its fees and/or reimburse certain expenses. These voluntary waivers and/or reimbursements will continue until at least January 1, 2001. As a result of such waivers, the aggregate net expenses (as a percentage of net assets and exclusive of 12b-1 and shareholder servicing fees) for the six months ended June 30, 2000 have been limited to 1.50%, 1.65%, 1.45% and 1.80%, for the Small Cap, International Growth, U.S. Equity and Real Estate Funds, respectively. For the six months ended June 30, 2000, the fee waivers and/or reimbursements were as follows:

                                     FEES               FEES
                                   WAIVED BY         REIMBURSED
FUND                                ADVISOR          BY ADVISOR          TOTAL
----                               ---------         ----------         -------
Small Cap                           $73,384           $18,259           $91,643
International Growth                 30,880            21,623            52,503
U.S. Equity                          34,491              --              34,491
Real Estate                          13,194            31,126            44,320

5.  SHARES OF BENEFICIAL INTEREST
The Company's Articles of Incorporation authorize the Directors to issue an unlimited number of shares of beneficial interest. All of the Funds except for the Small Cap Fund currently offer a single class of shares. The Small Cap Fund offers both an Investor and Institutional class of shares. There were no Institutional shares outstanding during the period ended June 30, 2000. Each share represents an equal proportionate interest in the Fund with other shares of the Fund, and each is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Directors.

6.  PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2000 were as follows:

FUND                                         PURCHASES                  SALES
----                                        -----------              -----------
Small Cap                                   $67,949,891              $51,511,689
International Growth                         29,195,588               28,864,421
U.S. Equity                                  22,427,521               32,589,977
Real Estate                                   7,163,577                1,084,274

The cost of purchases and proceeds from sales of long-term U.S. Government securities for the six months ended June 30, 2000 were as follows:

FUND                                         PURCHASES                  SALES
----                                         ---------                  -----
U.S. Equity                                 $  309,255               $    --

At June 30, 2000 the aggregate cost of investments, gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

                                                                                                          NET
                                                         GROSS                   GROSS                 UNREALIZED
                                                       UNREALIZED              UNREALIZED             APPRECIATION/
FUND                                COST              APPRECIATION            DEPRECIATION            (DEPRECIATION)
----                                ----              ------------            ------------            --------------
Small Cap                       $58,469,280            $17,310,834            $(1,071,191)            $ 16,239,643
International Growth             22,710,408              2,988,601             (1,340,387)               1,648,214
U.S. Equity                      25,514,192              6,347,721             (1,657,570)               4,690,151
Real Estate                      10,514,620                806,787               (143,807)                (662,980)

7.  FOREIGN SECURITIES
Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

On January 1, 1999, the European Monetary Union ("EMU") introduced a new single currency, the Euro, which will replace the national currencies of the participating member countries. Until 2002, the national currencies will continue to exist, but exchange rates will be tied to the Euro. The introduction of the Euro affects all stages of the investment process, including trading, foreign exchange and accounting. Because this change to a single currency is new, the introduction of the Euro may result in market volatility and may affect the business or financial conditions of European issuers or of a portfolio investing in European issuers. In addition, while the conversion will eliminate currency risk among the participating nations, currency risk between the Euro and the U.S. dollar remains a factor.

8.  RISK FACTORS OF THE REAL ESTATE FUND
Because the Real Estate Fund may invest a substantial portion of its assets in real estate investment trusts (REITs), the Real Estate Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.

9.  SPECIAL MEETING OF SHAREHOLDERS
A special meeting of shareholders of the Equity Fund and the International Growth Fund was held on February 29, 2000 to vote on the proposals listed below. The results were as follows:

PROPOSAL 1: To consider a new investment sub-advisory agreement between Webster and Garzarelli relating to the U.S. Equity Fund.

                                                 VOTES FOR         VOTES AGAINST
                                                 ---------         -------------
                                                 2,793,512               0

PROPOSAL 2: To consider an amendment to the investment management agreement between the Company and Webster to increase the advisory fee payable with respect to the International Growth Fund.

                                                 VOTES FOR         VOTES AGAINST
                                                 ---------         -------------
                                                 1,847,036               0

PROPOSAL 3: To consider a new investment sub-advisory agreement between Webster and HGI relating to the International Growth Fund.

                                                 VOTES FOR         VOTES AGAINST
                                                 ---------         -------------
                                                 2,793,512               0

10.  LIQUIDATING DISTRIBUTIONS
The Global Bond Fund and the Global Asset Allocation Fund were liquidated on February 8, 2000 and February 10, 2000, respectively, and shareholders received liquidating distributions. On February 8, 2000, $23,550,003 in cash was distributed to shareholders from the Global Bond Fund upon dissolution. On February 10, 2000 the Global Asset Allocation Fund was liquidated and an in-kind distribution of the Global Asset Allocation Fund's investments in the Small Cap, International Equity, U.S. Equity, Global Bond and Real Estate Funds was made to shareholders on a pro-rata basis.